Convertible Preferred Stock, Warrant Exercises (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2021	Nov. 30, 2020	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants				$ 5,126	$ 117
Sale of private placement warrants (in shares)				118,268,175		116,151,167
Series A-6 preferred stock
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants			$ 19
Sale of private placement warrants (in shares)			2,391,000
Series B preferred stock
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants	$ 117	$ 117
Sale of private placement warrants (in shares)	11,714,000	11,714,000